Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Index Funds
Central Index Key	dei_EntityCentralIndexKey	0000036405
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2015
Vanguard 500 Index Fund | Vanguard 500 Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.11%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.17%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	17
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	55
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	96
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	217
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug. 31, 1976
2005	rr_AnnualReturn2005	4.77%
2006	rr_AnnualReturn2006	15.64%
2007	rr_AnnualReturn2007	5.39%
2008	rr_AnnualReturn2008	(37.02%)
2009	rr_AnnualReturn2009	26.49%
2010	rr_AnnualReturn2010	14.91%
2011	rr_AnnualReturn2011	1.97%
2012	rr_AnnualReturn2012	15.82%
2013	rr_AnnualReturn2013	32.18%
2014	rr_AnnualReturn2014	13.51%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.97%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.94%)
One Year	rr_AverageAnnualReturnYear01	13.51%
Five Years	rr_AverageAnnualReturnYear05	15.28%
Ten Years	rr_AverageAnnualReturnYear10	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 1976
Vanguard 500 Index Fund | Vanguard 500 Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.05%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	5
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	16
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	28
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	64
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 13, 2000
2005	rr_AnnualReturn2005	4.87%
2006	rr_AnnualReturn2006	15.75%
2007	rr_AnnualReturn2007	5.47%
2008	rr_AnnualReturn2008	(36.97%)
2009	rr_AnnualReturn2009	26.62%
2010	rr_AnnualReturn2010	15.05%
2011	rr_AnnualReturn2011	2.08%
2012	rr_AnnualReturn2012	15.96%
2013	rr_AnnualReturn2013	32.33%
2014	rr_AnnualReturn2014	13.64%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.99%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.92%)
One Year	rr_AverageAnnualReturnYear01	13.64%
Five Years	rr_AverageAnnualReturnYear05	15.42%
Ten Years	rr_AverageAnnualReturnYear10	7.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2000
Vanguard 500 Index Fund | Vanguard 500 Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.05%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	5
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	16
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	28
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	64
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 07, 2010
2011	rr_AnnualReturn2011	2.09%
2012	rr_AnnualReturn2012	15.98%
2013	rr_AnnualReturn2013	32.33%
2014	rr_AnnualReturn2014	13.63%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.57%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(13.87%)
One Year	rr_AverageAnnualReturnYear01	13.63%
Since Inception	rr_AverageAnnualReturnSinceInception	18.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2010
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.20%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.23%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	24
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	74
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	130
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	293
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 21, 1987
2005	rr_AnnualReturn2005	10.29%
2006	rr_AnnualReturn2006	14.27%
2007	rr_AnnualReturn2007	4.33%
2008	rr_AnnualReturn2008	(38.73%)
2009	rr_AnnualReturn2009	37.43%
2010	rr_AnnualReturn2010	27.37%
2011	rr_AnnualReturn2011	(3.73%)
2012	rr_AnnualReturn2012	18.31%
2013	rr_AnnualReturn2013	38.19%
2014	rr_AnnualReturn2014	7.42%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.69%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(26.60%)
One Year	rr_AverageAnnualReturnYear01	7.42%
Five Years	rr_AverageAnnualReturnYear05	16.58%
Ten Years	rr_AverageAnnualReturnYear10	9.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 1987
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 13, 2000
2005	rr_AnnualReturn2005	10.47%
2006	rr_AnnualReturn2006	14.43%
2007	rr_AnnualReturn2007	4.48%
2008	rr_AnnualReturn2008	(38.63%)
2009	rr_AnnualReturn2009	37.65%
2010	rr_AnnualReturn2010	27.57%
2011	rr_AnnualReturn2011	(3.59%)
2012	rr_AnnualReturn2012	18.48%
2013	rr_AnnualReturn2013	38.37%
2014	rr_AnnualReturn2014	7.56%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.74%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(26.58%)
One Year	rr_AverageAnnualReturnYear01	7.56%
Five Years	rr_AverageAnnualReturnYear05	16.75%
Ten Years	rr_AverageAnnualReturnYear10	9.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2000
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jul. 07, 1997
2005	rr_AnnualReturn2005	10.50%
2006	rr_AnnualReturn2006	14.46%
2007	rr_AnnualReturn2007	4.51%
2008	rr_AnnualReturn2008	(38.58%)
2009	rr_AnnualReturn2009	37.69%
2010	rr_AnnualReturn2010	27.59%
2011	rr_AnnualReturn2011	(3.57%)
2012	rr_AnnualReturn2012	18.50%
2013	rr_AnnualReturn2013	38.42%
2014	rr_AnnualReturn2014	7.56%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.78%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(26.55%)
One Year	rr_AverageAnnualReturnYear01	7.56%
Five Years	rr_AverageAnnualReturnYear05	16.77%
Ten Years	rr_AverageAnnualReturnYear10	9.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 1997
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 27, 2001
2005	rr_AnnualReturn2005	10.48%
2006	rr_AnnualReturn2006	14.46%
2007	rr_AnnualReturn2007	4.49%
2008	rr_AnnualReturn2008	(38.60%)
2009	rr_AnnualReturn2009	37.63%
2010	rr_AnnualReturn2010	27.55%
2011	rr_AnnualReturn2011	(3.61%)
2012	rr_AnnualReturn2012	18.48%
2013	rr_AnnualReturn2013	38.37%
2014	rr_AnnualReturn2014	7.55%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.73%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(26.54%)
One Year	rr_AverageAnnualReturnYear01	7.55%
Five Years	rr_AverageAnnualReturnYear05	16.73%
Ten Years	rr_AverageAnnualReturnYear10	9.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2001
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.06%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	6
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	19
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	34
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	77
One Year	rr_AverageAnnualReturnYear01	7.60%
Since Inception	rr_AverageAnnualReturnSinceInception	13.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 14, 2011
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.21%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.23%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	24
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	74
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	130
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	293
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 02, 1992
2005	rr_AnnualReturn2005	5.09%
2006	rr_AnnualReturn2006	9.01%
2007	rr_AnnualReturn2007	12.56%
2008	rr_AnnualReturn2008	(38.32%)
2009	rr_AnnualReturn2009	36.29%
2010	rr_AnnualReturn2010	16.96%
2011	rr_AnnualReturn2011	1.71%
2012	rr_AnnualReturn2012	16.89%
2013	rr_AnnualReturn2013	32.16%
2014	rr_AnnualReturn2014	13.47%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.59%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(23.88%)
One Year	rr_AverageAnnualReturnYear01	13.47%
Five Years	rr_AverageAnnualReturnYear05	15.83%
Ten Years	rr_AverageAnnualReturnYear10	8.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 1992
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 13, 2000
2005	rr_AnnualReturn2005	5.21%
2006	rr_AnnualReturn2006	9.13%
2007	rr_AnnualReturn2007	12.70%
2008	rr_AnnualReturn2008	(38.22%)
2009	rr_AnnualReturn2009	36.42%
2010	rr_AnnualReturn2010	17.12%
2011	rr_AnnualReturn2011	1.87%
2012	rr_AnnualReturn2012	17.01%
2013	rr_AnnualReturn2013	32.40%
2014	rr_AnnualReturn2014	13.63%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.57%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(23.82%)
One Year	rr_AverageAnnualReturnYear01	13.63%
Five Years	rr_AverageAnnualReturnYear05	16.00%
Ten Years	rr_AverageAnnualReturnYear10	8.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2000
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 14, 1998
2005	rr_AnnualReturn2005	5.24%
2006	rr_AnnualReturn2006	9.16%
2007	rr_AnnualReturn2007	12.73%
2008	rr_AnnualReturn2008	(38.19%)
2009	rr_AnnualReturn2009	36.50%
2010	rr_AnnualReturn2010	17.17%
2011	rr_AnnualReturn2011	1.89%
2012	rr_AnnualReturn2012	17.04%
2013	rr_AnnualReturn2013	32.41%
2014	rr_AnnualReturn2014	13.62%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.59%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(23.81%)
One Year	rr_AverageAnnualReturnYear01	13.62%
Five Years	rr_AverageAnnualReturnYear05	16.02%
Ten Years	rr_AverageAnnualReturnYear10	8.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 1998
Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan. 26, 2004
2005	rr_AnnualReturn2005	5.20%
2006	rr_AnnualReturn2006	9.13%
2007	rr_AnnualReturn2007	12.68%
2008	rr_AnnualReturn2008	(38.22%)
2009	rr_AnnualReturn2009	36.46%
2010	rr_AnnualReturn2010	17.11%
2011	rr_AnnualReturn2011	1.87%
2012	rr_AnnualReturn2012	17.03%
2013	rr_AnnualReturn2013	32.38%
2014	rr_AnnualReturn2014	13.62%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.60%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(23.83%)
One Year	rr_AverageAnnualReturnYear01	13.62%
Five Years	rr_AverageAnnualReturnYear05	16.00%
Ten Years	rr_AverageAnnualReturnYear10	8.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2004
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.20%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.23%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	24
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	74
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	130
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	293
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan. 30, 2004
2005	rr_AnnualReturn2005	6.12%
2006	rr_AnnualReturn2006	15.49%
2007	rr_AnnualReturn2007	6.29%
2008	rr_AnnualReturn2008	(37.08%)
2009	rr_AnnualReturn2009	27.60%
2010	rr_AnnualReturn2010	15.63%
2011	rr_AnnualReturn2011	1.44%
2012	rr_AnnualReturn2012	15.94%
2013	rr_AnnualReturn2013	32.45%
2014	rr_AnnualReturn2014	13.24%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.97%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.11%)
One Year	rr_AverageAnnualReturnYear01	13.24%
Five Years	rr_AverageAnnualReturnYear05	15.32%
Ten Years	rr_AverageAnnualReturnYear10	7.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2004
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 30, 2005
2006	rr_AnnualReturn2006	15.61%
2007	rr_AnnualReturn2007	6.42%
2008	rr_AnnualReturn2008	(37.01%)
2009	rr_AnnualReturn2009	27.84%
2010	rr_AnnualReturn2010	15.85%
2011	rr_AnnualReturn2011	1.60%
2012	rr_AnnualReturn2012	16.11%
2013	rr_AnnualReturn2013	32.65%
2014	rr_AnnualReturn2014	13.41%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.06%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.11%)
One Year	rr_AverageAnnualReturnYear01	13.41%
Five Years	rr_AverageAnnualReturnYear05	15.51%
Since Inception	rr_AverageAnnualReturnSinceInception	8.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2005
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan. 27, 2004
2005	rr_AnnualReturn2005	6.26%
2006	rr_AnnualReturn2006	15.61%
2007	rr_AnnualReturn2007	6.44%
2008	rr_AnnualReturn2008	(37.02%)
2009	rr_AnnualReturn2009	27.80%
2010	rr_AnnualReturn2010	15.81%
2011	rr_AnnualReturn2011	1.58%
2012	rr_AnnualReturn2012	16.09%
2013	rr_AnnualReturn2013	32.65%
2014	rr_AnnualReturn2014	13.39%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.04%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.12%)
One Year	rr_AverageAnnualReturnYear01	13.39%
Five Years	rr_AverageAnnualReturnYear05	15.49%
Ten Years	rr_AverageAnnualReturnYear10	8.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2004
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 02, 2004
2005	rr_AnnualReturn2005	6.19%
2006	rr_AnnualReturn2006	15.58%
2007	rr_AnnualReturn2007	6.43%
2008	rr_AnnualReturn2008	(37.05%)
2009	rr_AnnualReturn2009	27.80%
2010	rr_AnnualReturn2010	15.81%
2011	rr_AnnualReturn2011	1.60%
2012	rr_AnnualReturn2012	16.06%
2013	rr_AnnualReturn2013	32.66%
2014	rr_AnnualReturn2014	13.38%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.05%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.13%)
One Year	rr_AverageAnnualReturnYear01	13.38%
Five Years	rr_AverageAnnualReturnYear05	15.48%
Ten Years	rr_AverageAnnualReturnYear10	8.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 02, 2004
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.20%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.23%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	24
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	74
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	130
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	293
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug. 24, 2006
2007	rr_AnnualReturn2007	17.30%
2008	rr_AnnualReturn2008	(47.07%)
2009	rr_AnnualReturn2009	42.54%
2010	rr_AnnualReturn2010	28.93%
2011	rr_AnnualReturn2011	(3.84%)
2012	rr_AnnualReturn2012	15.81%
2013	rr_AnnualReturn2013	32.02%
2014	rr_AnnualReturn2014	13.35%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.99%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(27.33%)
One Year	rr_AverageAnnualReturnYear01	13.35%
Five Years	rr_AverageAnnualReturnYear05	16.53%
Since Inception	rr_AverageAnnualReturnSinceInception	9.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 2006
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug. 17, 2006
2007	rr_AnnualReturn2007	17.44%
2008	rr_AnnualReturn2008	(47.02%)
2009	rr_AnnualReturn2009	42.85%
2010	rr_AnnualReturn2010	29.11%
2011	rr_AnnualReturn2011	(3.70%)
2012	rr_AnnualReturn2012	15.94%
2013	rr_AnnualReturn2013	32.23%
2014	rr_AnnualReturn2014	13.49%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.04%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(27.31%)
One Year	rr_AverageAnnualReturnYear01	13.49%
Five Years	rr_AverageAnnualReturnYear05	16.69%
Since Inception	rr_AverageAnnualReturnSinceInception	9.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2006
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 27, 2011
2012	rr_AnnualReturn2012	15.96%
2013	rr_AnnualReturn2013	32.22%
2014	rr_AnnualReturn2014	13.48%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.68%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(6.57%)
One Year	rr_AverageAnnualReturnYear01	13.48%
Since Inception	rr_AverageAnnualReturnSinceInception	19.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2011
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.21%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.23%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	24
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	74
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	130
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	293
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 21, 1998
2005	rr_AnnualReturn2005	13.93%
2006	rr_AnnualReturn2006	13.60%
2007	rr_AnnualReturn2007	6.02%
2008	rr_AnnualReturn2008	(41.82%)
2009	rr_AnnualReturn2009	40.22%
2010	rr_AnnualReturn2010	25.46%
2011	rr_AnnualReturn2011	(2.11%)
2012	rr_AnnualReturn2012	15.80%
2013	rr_AnnualReturn2013	35.00%
2014	rr_AnnualReturn2014	13.60%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.53%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(25.63%)
One Year	rr_AverageAnnualReturnYear01	13.60%
Five Years	rr_AverageAnnualReturnYear05	16.88%
Ten Years	rr_AverageAnnualReturnYear10	9.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 1998
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 21, 1998
2005	rr_AnnualReturn2005	14.09%
2006	rr_AnnualReturn2006	13.78%
2007	rr_AnnualReturn2007	6.22%
2008	rr_AnnualReturn2008	(41.76%)
2009	rr_AnnualReturn2009	40.51%
2010	rr_AnnualReturn2010	25.67%
2011	rr_AnnualReturn2011	(1.96%)
2012	rr_AnnualReturn2012	16.01%
2013	rr_AnnualReturn2013	35.17%
2014	rr_AnnualReturn2014	13.78%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.64%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(25.62%)
One Year	rr_AverageAnnualReturnYear01	13.78%
Five Years	rr_AverageAnnualReturnYear05	17.06%
Ten Years	rr_AverageAnnualReturnYear10	9.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 1998
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan. 26, 2004
2005	rr_AnnualReturn2005	14.03%
2006	rr_AnnualReturn2006	13.69%
2007	rr_AnnualReturn2007	6.14%
2008	rr_AnnualReturn2008	(41.79%)
2009	rr_AnnualReturn2009	40.49%
2010	rr_AnnualReturn2010	25.57%
2011	rr_AnnualReturn2011	(1.96%)
2012	rr_AnnualReturn2012	15.98%
2013	rr_AnnualReturn2013	35.15%
2014	rr_AnnualReturn2014	13.76%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.53%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(25.62%)
One Year	rr_AverageAnnualReturnYear01	13.76%
Five Years	rr_AverageAnnualReturnYear05	17.03%
Ten Years	rr_AverageAnnualReturnYear10	9.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2004
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.06%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	6
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	19
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	34
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	77
One Year	rr_AverageAnnualReturnYear01	13.79%
Since Inception	rr_AverageAnnualReturnSinceInception	15.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2010
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 12, 2001
2005	rr_AnnualReturn2005	14.04%
2006	rr_AnnualReturn2006	13.69%
2007	rr_AnnualReturn2007	6.17%
2008	rr_AnnualReturn2008	(41.78%)
2009	rr_AnnualReturn2009	40.48%
2010	rr_AnnualReturn2010	25.59%
2011	rr_AnnualReturn2011	(1.97%)
2012	rr_AnnualReturn2012	15.99%
2013	rr_AnnualReturn2013	35.15%
2014	rr_AnnualReturn2014	13.76%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.54%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(25.63%)
One Year	rr_AverageAnnualReturnYear01	13.76%
Five Years	rr_AverageAnnualReturnYear05	17.04%
Ten Years	rr_AverageAnnualReturnYear10	9.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 12, 2001
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.20%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.23%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	24
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	74
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	130
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	293
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug. 24, 2006
2007	rr_AnnualReturn2007	(4.37%)
2008	rr_AnnualReturn2008	(36.64%)
2009	rr_AnnualReturn2009	37.61%
2010	rr_AnnualReturn2010	21.63%
2011	rr_AnnualReturn2011	(0.44%)
2012	rr_AnnualReturn2012	15.91%
2013	rr_AnnualReturn2013	37.42%
2014	rr_AnnualReturn2014	13.84%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.96%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(24.14%)
One Year	rr_AverageAnnualReturnYear01	13.84%
Five Years	rr_AverageAnnualReturnYear05	17.04%
Since Inception	rr_AverageAnnualReturnSinceInception	9.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 2006
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug. 17, 2006
2007	rr_AnnualReturn2007	(4.27%)
2008	rr_AnnualReturn2008	(36.53%)
2009	rr_AnnualReturn2009	37.75%
2010	rr_AnnualReturn2010	21.83%
2011	rr_AnnualReturn2011	(0.32%)
2012	rr_AnnualReturn2012	16.04%
2013	rr_AnnualReturn2013	37.65%
2014	rr_AnnualReturn2014	13.98%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.04%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(24.07%)
One Year	rr_AverageAnnualReturnYear01	13.98%
Five Years	rr_AverageAnnualReturnYear05	17.20%
Since Inception	rr_AverageAnnualReturnSinceInception	9.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2006
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 27, 2011
2012	rr_AnnualReturn2012	16.02%
2013	rr_AnnualReturn2013	37.66%
2014	rr_AnnualReturn2014	13.98%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.34%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(4.33%)
One Year	rr_AverageAnnualReturnYear01	13.98%
Since Inception	rr_AverageAnnualReturnSinceInception	23.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2011
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.20%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.23%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	24
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	74
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	130
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	293
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 21, 1998
2005	rr_AnnualReturn2005	8.64%
2006	rr_AnnualReturn2006	11.94%
2007	rr_AnnualReturn2007	9.63%
2008	rr_AnnualReturn2008	(40.00%)
2009	rr_AnnualReturn2009	41.85%
2010	rr_AnnualReturn2010	30.69%
2011	rr_AnnualReturn2011	(1.58%)
2012	rr_AnnualReturn2012	17.52%
2013	rr_AnnualReturn2013	37.98%
2014	rr_AnnualReturn2014	3.88%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.63%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(27.95%)
One Year	rr_AverageAnnualReturnYear01	3.88%
Five Years	rr_AverageAnnualReturnYear05	16.72%
Ten Years	rr_AverageAnnualReturnYear10	9.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 1998
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 24, 2000
2005	rr_AnnualReturn2005	8.84%
2006	rr_AnnualReturn2006	12.09%
2007	rr_AnnualReturn2007	9.78%
2008	rr_AnnualReturn2008	(39.91%)
2009	rr_AnnualReturn2009	42.13%
2010	rr_AnnualReturn2010	30.96%
2011	rr_AnnualReturn2011	(1.40%)
2012	rr_AnnualReturn2012	17.68%
2013	rr_AnnualReturn2013	38.20%
2014	rr_AnnualReturn2014	4.04%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.59%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(27.91%)
One Year	rr_AverageAnnualReturnYear01	4.04%
Five Years	rr_AverageAnnualReturnYear05	16.92%
Ten Years	rr_AverageAnnualReturnYear10	9.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2000
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan. 26, 2004
2005	rr_AnnualReturn2005	8.77%
2006	rr_AnnualReturn2006	12.03%
2007	rr_AnnualReturn2007	9.74%
2008	rr_AnnualReturn2008	(39.92%)
2009	rr_AnnualReturn2009	42.02%
2010	rr_AnnualReturn2010	30.87%
2011	rr_AnnualReturn2011	(1.43%)
2012	rr_AnnualReturn2012	17.67%
2013	rr_AnnualReturn2013	38.18%
2014	rr_AnnualReturn2014	4.02%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.60%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(27.91%)
One Year	rr_AverageAnnualReturnYear01	4.02%
Five Years	rr_AverageAnnualReturnYear05	16.89%
Ten Years	rr_AverageAnnualReturnYear10	9.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2004
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 27, 2011
2012	rr_AnnualReturn2012	17.66%
2013	rr_AnnualReturn2013	38.22%
2014	rr_AnnualReturn2014	4.02%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.81%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(5.54%)
One Year	rr_AverageAnnualReturnYear01	4.02%
Since Inception	rr_AverageAnnualReturnSinceInception	20.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2011
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.20%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.23%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	24
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	74
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	130
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	293
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct. 03, 1960
2005	rr_AnnualReturn2005	7.36%
2006	rr_AnnualReturn2006	15.64%
2007	rr_AnnualReturn2007	1.16%
2008	rr_AnnualReturn2008	(36.07%)
2009	rr_AnnualReturn2009	36.12%
2010	rr_AnnualReturn2010	27.72%
2011	rr_AnnualReturn2011	(2.80%)
2012	rr_AnnualReturn2012	18.04%
2013	rr_AnnualReturn2013	37.62%
2014	rr_AnnualReturn2014	7.37%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.09%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(26.66%)
One Year	rr_AverageAnnualReturnYear01	7.37%
Five Years	rr_AverageAnnualReturnYear05	16.71%
Ten Years	rr_AverageAnnualReturnYear10	9.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 1960
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 13, 2000
2005	rr_AnnualReturn2005	7.49%
2006	rr_AnnualReturn2006	15.77%
2007	rr_AnnualReturn2007	1.24%
2008	rr_AnnualReturn2008	(36.00%)
2009	rr_AnnualReturn2009	36.33%
2010	rr_AnnualReturn2010	27.89%
2011	rr_AnnualReturn2011	(2.69%)
2012	rr_AnnualReturn2012	18.24%
2013	rr_AnnualReturn2013	37.81%
2014	rr_AnnualReturn2014	7.50%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.15%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(26.64%)
One Year	rr_AverageAnnualReturnYear01	7.50%
Five Years	rr_AverageAnnualReturnYear05	16.87%
Ten Years	rr_AverageAnnualReturnYear10	9.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2000
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jul. 07, 1997
2005	rr_AnnualReturn2005	7.56%
2006	rr_AnnualReturn2006	15.82%
2007	rr_AnnualReturn2007	1.29%
2008	rr_AnnualReturn2008	(35.98%)
2009	rr_AnnualReturn2009	36.40%
2010	rr_AnnualReturn2010	27.95%
2011	rr_AnnualReturn2011	(2.65%)
2012	rr_AnnualReturn2012	18.26%
2013	rr_AnnualReturn2013	37.80%
2014	rr_AnnualReturn2014	7.53%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.21%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(26.64%)
One Year	rr_AverageAnnualReturnYear01	7.53%
Five Years	rr_AverageAnnualReturnYear05	16.90%
Ten Years	rr_AverageAnnualReturnYear10	9.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 1997
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan. 26, 2004
2005	rr_AnnualReturn2005	7.53%
2006	rr_AnnualReturn2006	15.79%
2007	rr_AnnualReturn2007	1.27%
2008	rr_AnnualReturn2008	(35.99%)
2009	rr_AnnualReturn2009	36.31%
2010	rr_AnnualReturn2010	27.89%
2011	rr_AnnualReturn2011	(2.68%)
2012	rr_AnnualReturn2012	18.22%
2013	rr_AnnualReturn2013	37.80%
2014	rr_AnnualReturn2014	7.51%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.19%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(26.63%)
One Year	rr_AverageAnnualReturnYear01	7.51%
Five Years	rr_AverageAnnualReturnYear05	16.87%
Ten Years	rr_AverageAnnualReturnYear10	9.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2004
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.06%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	6
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	19
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	34
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	77
One Year	rr_AverageAnnualReturnYear01	7.55%
Since Inception	rr_AverageAnnualReturnSinceInception	14.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2010
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.20%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.23%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	24
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	74
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	130
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	293
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 21, 1998
2005	rr_AnnualReturn2005	6.07%
2006	rr_AnnualReturn2006	19.24%
2007	rr_AnnualReturn2007	(7.07%)
2008	rr_AnnualReturn2008	(32.05%)
2009	rr_AnnualReturn2009	30.34%
2010	rr_AnnualReturn2010	24.82%
2011	rr_AnnualReturn2011	(4.16%)
2012	rr_AnnualReturn2012	18.56%
2013	rr_AnnualReturn2013	36.41%
2014	rr_AnnualReturn2014	10.39%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.89%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(25.57%)
One Year	rr_AverageAnnualReturnYear01	10.39%
Five Years	rr_AverageAnnualReturnYear05	16.39%
Ten Years	rr_AverageAnnualReturnYear10	8.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 1998
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 07, 1999
2005	rr_AnnualReturn2005	6.28%
2006	rr_AnnualReturn2006	19.44%
2007	rr_AnnualReturn2007	(6.89%)
2008	rr_AnnualReturn2008	(32.02%)
2009	rr_AnnualReturn2009	30.71%
2010	rr_AnnualReturn2010	24.97%
2011	rr_AnnualReturn2011	(3.97%)
2012	rr_AnnualReturn2012	18.78%
2013	rr_AnnualReturn2013	36.55%
2014	rr_AnnualReturn2014	10.59%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.03%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(25.55%)
One Year	rr_AverageAnnualReturnYear01	10.59%
Five Years	rr_AverageAnnualReturnYear05	16.57%
Ten Years	rr_AverageAnnualReturnYear10	8.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 07, 1999
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan. 26, 2004
2005	rr_AnnualReturn2005	6.20%
2006	rr_AnnualReturn2006	19.40%
2007	rr_AnnualReturn2007	(6.96%)
2008	rr_AnnualReturn2008	(31.99%)
2009	rr_AnnualReturn2009	30.52%
2010	rr_AnnualReturn2010	24.97%
2011	rr_AnnualReturn2011	(4.05%)
2012	rr_AnnualReturn2012	18.78%
2013	rr_AnnualReturn2013	36.57%
2014	rr_AnnualReturn2014	10.55%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.99%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(25.53%)
One Year	rr_AverageAnnualReturnYear01	10.55%
Five Years	rr_AverageAnnualReturnYear05	16.55%
Ten Years	rr_AverageAnnualReturnYear10	8.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2004
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 27, 2011
2012	rr_AnnualReturn2012	18.77%
2013	rr_AnnualReturn2013	36.58%
2014	rr_AnnualReturn2014	10.55%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.30%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(5.43%)
One Year	rr_AverageAnnualReturnYear01	10.55%
Since Inception	rr_AverageAnnualReturnSinceInception	23.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2011
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.15%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.17%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	17
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	55
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	96
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	217
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 27, 1992
2005	rr_AnnualReturn2005	5.98%
2006	rr_AnnualReturn2006	15.51%
2007	rr_AnnualReturn2007	5.49%
2008	rr_AnnualReturn2008	(37.04%)
2009	rr_AnnualReturn2009	28.70%
2010	rr_AnnualReturn2010	17.09%
2011	rr_AnnualReturn2011	0.96%
2012	rr_AnnualReturn2012	16.25%
2013	rr_AnnualReturn2013	33.35%
2014	rr_AnnualReturn2014	12.43%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.95%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.73%)
One Year	rr_AverageAnnualReturnYear01	12.43%
Five Years	rr_AverageAnnualReturnYear05	15.56%
Ten Years	rr_AverageAnnualReturnYear10	7.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 1992
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.05%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	5
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	16
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	28
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	64
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 13, 2000
2005	rr_AnnualReturn2005	6.09%
2006	rr_AnnualReturn2006	15.63%
2007	rr_AnnualReturn2007	5.57%
2008	rr_AnnualReturn2008	(36.99%)
2009	rr_AnnualReturn2009	28.83%
2010	rr_AnnualReturn2010	17.26%
2011	rr_AnnualReturn2011	1.08%
2012	rr_AnnualReturn2012	16.38%
2013	rr_AnnualReturn2013	33.52%
2014	rr_AnnualReturn2014	12.56%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.92%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.72%)
One Year	rr_AverageAnnualReturnYear01	12.56%
Five Years	rr_AverageAnnualReturnYear05	15.70%
Ten Years	rr_AverageAnnualReturnYear10	8.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2000
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.04%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	4
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	13
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	23
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	51
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jul. 07, 1997
2005	rr_AnnualReturn2005	6.12%
2006	rr_AnnualReturn2006	15.69%
2007	rr_AnnualReturn2007	5.56%
2008	rr_AnnualReturn2008	(36.94%)
2009	rr_AnnualReturn2009	28.83%
2010	rr_AnnualReturn2010	17.23%
2011	rr_AnnualReturn2011	1.09%
2012	rr_AnnualReturn2012	16.42%
2013	rr_AnnualReturn2013	33.49%
2014	rr_AnnualReturn2014	12.56%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.98%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.69%)
One Year	rr_AverageAnnualReturnYear01	12.56%
Five Years	rr_AverageAnnualReturnYear05	15.70%
Ten Years	rr_AverageAnnualReturnYear10	8.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 1997
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.05%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	5
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	16
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	28
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	64
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 24, 2001
2005	rr_AnnualReturn2005	6.10%
2006	rr_AnnualReturn2006	15.66%
2007	rr_AnnualReturn2007	5.56%
2008	rr_AnnualReturn2008	(36.97%)
2009	rr_AnnualReturn2009	28.82%
2010	rr_AnnualReturn2010	17.26%
2011	rr_AnnualReturn2011	1.06%
2012	rr_AnnualReturn2012	16.41%
2013	rr_AnnualReturn2013	33.51%
2014	rr_AnnualReturn2014	12.56%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.96%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.71%)
One Year	rr_AverageAnnualReturnYear01	12.56%
Five Years	rr_AverageAnnualReturnYear05	15.70%
Ten Years	rr_AverageAnnualReturnYear10	8.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2001
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.02%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	2
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	6
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	11
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	26
Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.21%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.23%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	24
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	74
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	130
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	293
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 02, 1992
2005	rr_AnnualReturn2005	7.09%
2006	rr_AnnualReturn2006	22.15%
2007	rr_AnnualReturn2007	0.09%
2008	rr_AnnualReturn2008	(35.97%)
2009	rr_AnnualReturn2009	19.58%
2010	rr_AnnualReturn2010	14.28%
2011	rr_AnnualReturn2011	1.00%
2012	rr_AnnualReturn2012	15.00%
2013	rr_AnnualReturn2013	32.85%
2014	rr_AnnualReturn2014	13.05%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.38%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.44%)
One Year	rr_AverageAnnualReturnYear01	13.05%
Five Years	rr_AverageAnnualReturnYear05	14.80%
Ten Years	rr_AverageAnnualReturnYear10	7.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 1992
Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 13, 2000
2005	rr_AnnualReturn2005	7.20%
2006	rr_AnnualReturn2006	22.27%
2007	rr_AnnualReturn2007	0.18%
2008	rr_AnnualReturn2008	(35.90%)
2009	rr_AnnualReturn2009	19.72%
2010	rr_AnnualReturn2010	14.45%
2011	rr_AnnualReturn2011	1.14%
2012	rr_AnnualReturn2012	15.18%
2013	rr_AnnualReturn2013	33.05%
2014	rr_AnnualReturn2014	13.18%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.42%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.42%)
One Year	rr_AverageAnnualReturnYear01	13.18%
Five Years	rr_AverageAnnualReturnYear05	14.96%
Ten Years	rr_AverageAnnualReturnYear10	7.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2000
Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jul. 02, 1998
2005	rr_AnnualReturn2005	7.23%
2006	rr_AnnualReturn2006	22.31%
2007	rr_AnnualReturn2007	0.21%
2008	rr_AnnualReturn2008	(35.88%)
2009	rr_AnnualReturn2009	19.79%
2010	rr_AnnualReturn2010	14.49%
2011	rr_AnnualReturn2011	1.17%
2012	rr_AnnualReturn2012	15.20%
2013	rr_AnnualReturn2013	33.07%
2014	rr_AnnualReturn2014	13.19%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.44%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.40%)
One Year	rr_AverageAnnualReturnYear01	13.19%
Five Years	rr_AverageAnnualReturnYear05	14.98%
Ten Years	rr_AverageAnnualReturnYear10	7.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 1998
Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan. 26, 2004
2005	rr_AnnualReturn2005	7.19%
2006	rr_AnnualReturn2006	22.28%
2007	rr_AnnualReturn2007	0.20%
2008	rr_AnnualReturn2008	(35.91%)
2009	rr_AnnualReturn2009	19.72%
2010	rr_AnnualReturn2010	14.45%
2011	rr_AnnualReturn2011	1.16%
2012	rr_AnnualReturn2012	15.19%
2013	rr_AnnualReturn2013	33.03%
2014	rr_AnnualReturn2014	13.19%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.43%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.42%)
One Year	rr_AverageAnnualReturnYear01	13.19%
Five Years	rr_AverageAnnualReturnYear05	14.96%
Ten Years	rr_AverageAnnualReturnYear10	7.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2004
Standard & Poor's 500 Index | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	15.45%
Ten Years	rr_AverageAnnualReturnYear10	7.67%
Standard & Poor's 500 Index | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	15.45%
Ten Years	rr_AverageAnnualReturnYear10	7.67%
Standard & Poor's 500 Index | Vanguard 500 Index Fund | Vanguard 500 Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	18.32%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.83%
Five Years	rr_AverageAnnualReturnYear05	17.10%
Ten Years	rr_AverageAnnualReturnYear10	9.50%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.83%
Five Years	rr_AverageAnnualReturnYear05	17.10%
Ten Years	rr_AverageAnnualReturnYear10	9.50%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.83%
Five Years	rr_AverageAnnualReturnYear05	17.10%
Ten Years	rr_AverageAnnualReturnYear10	9.50%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.83%
Since Inception	rr_AverageAnnualReturnSinceInception	15.48%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.83%
Five Years	rr_AverageAnnualReturnYear05	17.10%
Ten Years	rr_AverageAnnualReturnYear10	9.50%
Spliced Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.29%
Five Years	rr_AverageAnnualReturnYear05	15.05%
Ten Years	rr_AverageAnnualReturnYear10	7.33%
Spliced Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.29%
Five Years	rr_AverageAnnualReturnYear05	15.05%
Ten Years	rr_AverageAnnualReturnYear10	7.33%
Spliced Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.29%
Five Years	rr_AverageAnnualReturnYear05	15.05%
Ten Years	rr_AverageAnnualReturnYear10	7.33%
Spliced Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.29%
Five Years	rr_AverageAnnualReturnYear05	15.05%
Ten Years	rr_AverageAnnualReturnYear10	7.33%
Spliced Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	16.09%
Ten Years	rr_AverageAnnualReturnYear10	8.71%
Spliced Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	16.09%
Ten Years	rr_AverageAnnualReturnYear10	8.71%
Spliced Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	16.09%
Ten Years	rr_AverageAnnualReturnYear10	8.71%
Spliced Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	16.09%
Ten Years	rr_AverageAnnualReturnYear10	8.71%
Spliced Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.54%
Five Years	rr_AverageAnnualReturnYear05	16.83%
Ten Years	rr_AverageAnnualReturnYear10	9.06%
Spliced Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.54%
Five Years	rr_AverageAnnualReturnYear05	16.83%
Ten Years	rr_AverageAnnualReturnYear10	9.06%
Spliced Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.54%
Five Years	rr_AverageAnnualReturnYear05	16.83%
Ten Years	rr_AverageAnnualReturnYear10	9.06%
Spliced Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.54%
Five Years	rr_AverageAnnualReturnYear05	16.83%
Ten Years	rr_AverageAnnualReturnYear10	9.06%
Spliced Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.54%
Since Inception	rr_AverageAnnualReturnSinceInception	14.32%
Spliced Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.63%
Five Years	rr_AverageAnnualReturnYear05	16.59%
Ten Years	rr_AverageAnnualReturnYear10	8.45%
Spliced Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.63%
Five Years	rr_AverageAnnualReturnYear05	16.59%
Ten Years	rr_AverageAnnualReturnYear10	8.45%
Spliced Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.63%
Five Years	rr_AverageAnnualReturnYear05	16.59%
Ten Years	rr_AverageAnnualReturnYear10	8.45%
Spliced Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.63%
Since Inception	rr_AverageAnnualReturnSinceInception	23.25%
Spliced Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.98%
Five Years	rr_AverageAnnualReturnYear05	16.76%
Ten Years	rr_AverageAnnualReturnYear10	9.44%
Spliced Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.98%
Five Years	rr_AverageAnnualReturnYear05	16.76%
Ten Years	rr_AverageAnnualReturnYear10	9.44%
Spliced Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.98%
Five Years	rr_AverageAnnualReturnYear05	16.76%
Ten Years	rr_AverageAnnualReturnYear10	9.44%
Spliced Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.98%
Since Inception	rr_AverageAnnualReturnSinceInception	20.16%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.39%
Five Years	rr_AverageAnnualReturnYear05	17.21%
Ten Years	rr_AverageAnnualReturnYear10	9.55%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.39%
Five Years	rr_AverageAnnualReturnYear05	17.21%
Ten Years	rr_AverageAnnualReturnYear10	9.55%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.39%
Five Years	rr_AverageAnnualReturnYear05	17.21%
Ten Years	rr_AverageAnnualReturnYear10	9.55%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.39%
Since Inception	rr_AverageAnnualReturnSinceInception	15.61%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.39%
Five Years	rr_AverageAnnualReturnYear05	17.21%
Ten Years	rr_AverageAnnualReturnYear10	9.55%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.52%
Five Years	rr_AverageAnnualReturnYear05	14.67%
Ten Years	rr_AverageAnnualReturnYear10	7.15%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.52%
Five Years	rr_AverageAnnualReturnYear05	14.67%
Ten Years	rr_AverageAnnualReturnYear10	7.15%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.52%
Five Years	rr_AverageAnnualReturnYear05	14.67%
Ten Years	rr_AverageAnnualReturnYear10	7.15%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.52%
Five Years	rr_AverageAnnualReturnYear05	14.67%
Ten Years	rr_AverageAnnualReturnYear10	7.15%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.59%
Five Years	rr_AverageAnnualReturnYear05	16.49%
Ten Years	rr_AverageAnnualReturnYear10	8.89%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.59%
Five Years	rr_AverageAnnualReturnYear05	16.49%
Ten Years	rr_AverageAnnualReturnYear10	8.89%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.59%
Five Years	rr_AverageAnnualReturnYear05	16.49%
Ten Years	rr_AverageAnnualReturnYear10	8.89%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.59%
Five Years	rr_AverageAnnualReturnYear05	16.49%
Ten Years	rr_AverageAnnualReturnYear10	8.89%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.09%
Five Years	rr_AverageAnnualReturnYear05	16.74%
Ten Years	rr_AverageAnnualReturnYear10	9.02%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.09%
Five Years	rr_AverageAnnualReturnYear05	16.74%
Ten Years	rr_AverageAnnualReturnYear10	9.02%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.09%
Five Years	rr_AverageAnnualReturnYear05	16.74%
Ten Years	rr_AverageAnnualReturnYear10	9.02%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.09%
Five Years	rr_AverageAnnualReturnYear05	16.74%
Ten Years	rr_AverageAnnualReturnYear10	9.02%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.09%
Since Inception	rr_AverageAnnualReturnSinceInception	14.21%
MSCI US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.44%
Five Years	rr_AverageAnnualReturnYear05	15.40%
Ten Years	rr_AverageAnnualReturnYear10	7.90%
MSCI US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.44%
Five Years	rr_AverageAnnualReturnYear05	15.40%
Ten Years	rr_AverageAnnualReturnYear10	7.90%
MSCI US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.44%
Five Years	rr_AverageAnnualReturnYear05	15.40%
Ten Years	rr_AverageAnnualReturnYear10	7.90%
MSCI US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.44%
Since Inception	rr_AverageAnnualReturnSinceInception	21.33%
MSCI US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.69%
Five Years	rr_AverageAnnualReturnYear05	18.02%
Ten Years	rr_AverageAnnualReturnYear10	10.03%
MSCI US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.69%
Five Years	rr_AverageAnnualReturnYear05	18.02%
Ten Years	rr_AverageAnnualReturnYear10	10.03%
MSCI US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.69%
Five Years	rr_AverageAnnualReturnYear05	18.02%
Ten Years	rr_AverageAnnualReturnYear10	10.03%
MSCI US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.69%
Since Inception	rr_AverageAnnualReturnSinceInception	22.15%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.58%
Five Years	rr_AverageAnnualReturnYear05	15.61%
Ten Years	rr_AverageAnnualReturnYear10	8.07%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.58%
Five Years	rr_AverageAnnualReturnYear05	15.61%
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.58%
Five Years	rr_AverageAnnualReturnYear05	15.61%
Ten Years	rr_AverageAnnualReturnYear10	8.07%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.58%
Five Years	rr_AverageAnnualReturnYear05	15.61%
Ten Years	rr_AverageAnnualReturnYear10	8.07%
MSCI US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.00%
Five Years	rr_AverageAnnualReturnYear05	16.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.73%
MSCI US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.00%
Five Years	rr_AverageAnnualReturnYear05	16.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.64%
MSCI US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.00%
Since Inception	rr_AverageAnnualReturnSinceInception	22.17%
MSCI US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.80%
Five Years	rr_AverageAnnualReturnYear05	17.93%
Since Inception	rr_AverageAnnualReturnSinceInception	10.00%
MSCI US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.80%
Five Years	rr_AverageAnnualReturnYear05	17.93%
Since Inception	rr_AverageAnnualReturnSinceInception	9.78%
MSCI US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.80%
Since Inception	rr_AverageAnnualReturnSinceInception	21.51%
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Ten Years	rr_AverageAnnualReturnYear10	8.15%
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Ten Years	rr_AverageAnnualReturnYear10	8.15%
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Ten Years	rr_AverageAnnualReturnYear10	8.15%
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Ten Years	rr_AverageAnnualReturnYear10	8.15%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Five Years	rr_AverageAnnualReturnYear05	15.72%
Ten Years	rr_AverageAnnualReturnYear10	8.11%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Five Years	rr_AverageAnnualReturnYear05	15.72%
Ten Years	rr_AverageAnnualReturnYear10	8.11%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Five Years	rr_AverageAnnualReturnYear05	15.72%
Ten Years	rr_AverageAnnualReturnYear10	8.11%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Five Years	rr_AverageAnnualReturnYear05	15.72%
Ten Years	rr_AverageAnnualReturnYear10	8.11%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.50%
Five Years	rr_AverageAnnualReturnYear05	16.66%
Ten Years	rr_AverageAnnualReturnYear10	9.12%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.50%
Five Years	rr_AverageAnnualReturnYear05	16.66%
Ten Years	rr_AverageAnnualReturnYear10	9.12%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.50%
Five Years	rr_AverageAnnualReturnYear05	16.66%
Ten Years	rr_AverageAnnualReturnYear10	9.12%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.50%
Five Years	rr_AverageAnnualReturnYear05	16.66%
Ten Years	rr_AverageAnnualReturnYear10	9.12%
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.50%
Five Years	rr_AverageAnnualReturnYear05	16.66%
Ten Years	rr_AverageAnnualReturnYear10	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.50%
Five Years	rr_AverageAnnualReturnYear05	16.66%
Ten Years	rr_AverageAnnualReturnYear10	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.50%
Five Years	rr_AverageAnnualReturnYear05	16.66%
Ten Years	rr_AverageAnnualReturnYear10	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.50%
Five Years	rr_AverageAnnualReturnYear05	16.66%
Ten Years	rr_AverageAnnualReturnYear10	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.50%
Since Inception	rr_AverageAnnualReturnSinceInception	13.34%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.63%
Five Years	rr_AverageAnnualReturnYear05	16.74%
Ten Years	rr_AverageAnnualReturnYear10	9.34%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.63%
Five Years	rr_AverageAnnualReturnYear05	16.74%
Ten Years	rr_AverageAnnualReturnYear10	9.34%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.63%
Five Years	rr_AverageAnnualReturnYear05	16.74%
Ten Years	rr_AverageAnnualReturnYear10	9.34%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.63%
Five Years	rr_AverageAnnualReturnYear05	16.74%
Ten Years	rr_AverageAnnualReturnYear10	9.34%
CRSP US Total Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Total Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Total Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Total Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.47%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.47%
Five Years	rr_AverageAnnualReturnYear05	none
CRSP US Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.47%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.47%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Large Cap Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Large Cap Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Large Cap Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Large Cap Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Large Cap Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.29%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Large Cap Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.29%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Large Cap Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.29%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Large Cap Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.29%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.83%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.83%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.83%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.83%
CRSP US Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.83%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.57%
Five Years	rr_AverageAnnualReturnYear05	none
CRSP US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.57%
Five Years	rr_AverageAnnualReturnYear05	none
CRSP US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.57%
CRSP US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.05%
Five Years	rr_AverageAnnualReturnYear05	none
CRSP US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.05%
Five Years	rr_AverageAnnualReturnYear05	none
CRSP US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.05%
CRSP US Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.54%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.54%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.54%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.54%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.54%
CRSP US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.98%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.98%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.98%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.98%
CRSP US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.63%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.63%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.63%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.63%
Spliced Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.47%
Five Years	rr_AverageAnnualReturnYear05	15.57%
Ten Years	rr_AverageAnnualReturnYear10	8.05%
Spliced Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.47%
Five Years	rr_AverageAnnualReturnYear05	15.57%
Since Inception	rr_AverageAnnualReturnSinceInception	8.49%
Spliced Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.47%
Five Years	rr_AverageAnnualReturnYear05	15.57%
Ten Years	rr_AverageAnnualReturnYear10	8.05%
Spliced Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.47%
Five Years	rr_AverageAnnualReturnYear05	15.57%
Ten Years	rr_AverageAnnualReturnYear10	8.05%
Spliced Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.57%
Five Years	rr_AverageAnnualReturnYear05	16.74%
Since Inception	rr_AverageAnnualReturnSinceInception	9.33%
Spliced Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.57%
Five Years	rr_AverageAnnualReturnYear05	16.74%
Since Inception	rr_AverageAnnualReturnSinceInception	9.12%
Spliced Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.57%
Since Inception	rr_AverageAnnualReturnSinceInception	19.64%
Spliced Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.05%
Five Years	rr_AverageAnnualReturnYear05	17.29%
Since Inception	rr_AverageAnnualReturnSinceInception	9.22%
Spliced Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.05%
Five Years	rr_AverageAnnualReturnYear05	17.29%
Since Inception	rr_AverageAnnualReturnSinceInception	9.13%
Spliced Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.05%
Since Inception	rr_AverageAnnualReturnSinceInception	23.58%